NET INCOME PER UNIT	3 Months Ended
Mar. 31, 2015
Earnings Per Unit [Abstract]
Earnings Per Share [Text Block]
7. NET INCOME PER UNIT
Net income per unit is calculated for the Partnership only for periods after the Offering as no units were outstanding prior to May 14, 2014. Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to PBFX's unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.
Diluted net income per unit includes the effects of potentially dilutive units of PBFX's common units that consist of unvested phantom units. For the three months ended March 31, 2015 there were no anti-dilutive phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.
In addition to the common and subordinated units, PBFX has also identified the general partner interest and incentive distribution rights as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. In 2014, the Partnership issued 1,210,471 additional common units to PBF LLC in conjunction with the DCR West Rack and Toledo Storage Facility Acquisitions.
When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the general partner, limited partners, and IDR holders for that reporting period. The following table shows the calculation of earnings less than distributions (in thousands):

Three Months Ended March 31, 2015
Net income	$17,762
Less distributions declared on:
Limited partner common units - public	5,631
Limited partner common units - PBF LLC	450
Limited partner subordinated units - PBF LLC	5,560
Incentive distribution rights - PBF LLC	29
Total distributions declared	11,670
Earnings less than distributions	$6,092

	Three Months Ended March 31, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$5,631	$450	$5,560	$29	$11,670
Earnings less than distributions	2,379	201	2,488	1,024	6,092
Net income (loss)	$8,010	$651	$8,048	$1,053	$17,762

Weighted-average units outstanding - basic	15,812,500	1,284,524	15,886,553
Weighted-average units outstanding - diluted	15,832,737	1,284,524	15,886,553

Net income per limited partner unit - basic	$0.51	$0.51	$0.51
Net income per limited partner unit - diluted	$0.51	$0.51	$0.51